CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,604,631)	$ (2,731,898)
Depreciation and amortization	397,871	356,348
Issuance of capital stock for services and expenses	314,500	326,500
Issuance of warrants for services and expenses	76,060	0
Issuance of capital stock for accrued liabilities	136,630	38,693
Stock based compensation	250,013	266,172
(Loss) on sale of assets	(4,923)	(7,690)
Loss on change - derivative liability warrants	1,448,710	0
Beneficial conversion feature	0	216,000
Gain on extinguishment of debt	0	(394,057)
Provision for losses on accounts receivable	29,281	0
Changes in operating assets and liabilities
Accounts receivable	(23,658)	(188,973)
Prepaid expenses	166,447	60,226
Inventory	(256,098)	109,896
Other assets	0	(5,070)
Loss on purchase of warrants and additional investment right	850,000	500,000
Accounts payable - trade and accrued expenses	383,342	749,248
Deferred revenue	(666,667)	666,667
Income tax receivable	(457)	(20,236)
CASH (USED IN) OPERATING ACTIVITIES	(3,503,580)	(58,174)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(25,841)	(109,167)
Proceeds from sale of equipment	13,908	9,058
NET CASH (USED IN) INVESTING ACTIVITIES:	(11,933)	(100,109)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from line of credit	308,988	62,098
Repayment of debt	(2,027,640)	(956,935)
Proceeds from the issuance of common stock	4,852,372	2,626,669
Repayments of capital leases	(12,243)	(12,676)
Purchase of outstanding warrants	0	(500,000)
Change in noncontrolling interest	0	(12,021)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,121,477	1,207,135
NET INCREASE IN CASH AND CASH EQUIVALENTS	(394,036)	1,048,852
CASH AND CASH EQUIVALENTS, beginning of period	1,141,165	92,313
CASH AND CASH EQUIVALENTS, end of period	747,129	1,141,165
Supplemental disclosures of cash flow information:
Interest paid	112,076	135,828
Taxes paid	0	0
Non-cash investing and financing activities:
Debenture converted to common stock	750,000	425,000
Acquisition of leased equipment	0	597
Issuance of common stock for asset purchase	0	162,500
Issuance of common stock for debt extinguishment	$ 0	$ 451,370